Note 4 - Leases (Details Textual) - CAD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Apr. 01, 2019
Statement Line Items [Line Items]
Interest expense on lease liabilities	$ 1,427	$ 8,097	$ 9,673
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16				15.00%
Gain (loss) on sublease recognized	2,962	4,295
Finance income on net investment in finance lease	$ 1,314	$ 7,432	$ 8,879